Capitalized Internal Use Software (Tables)	12 Months Ended
Dec. 31, 2021
Research and Development [Abstract]
Schedule of Capitalized Computer Software
The following table represents the changes in capitalized internal use software:

	December 31, 2021	December 31, 2020
	(in millions)
Capitalized internal use software	$34.5	$18.4
Less: accumulated amortization	(8.6)	(3.7)

Total capitalized internal use software	$25.9	$14.7